Foreign Exchange Gain (Loss) - Schedule of Foreign Exchange Rates (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Foreign exchange rates [abstract]
FX-rate	0.0112	0.0106	0.0097	0.0116
Change of FX-rate during the period	6.00%	9.00%	(16.00%)